UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer

Phone:     703-875-0591

Signature, Place, and Date of Signing:

 /s/ Neal J. Wilson               Arlington, VA                    2/14/2006
----------------------       ----------------------     ---------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $ 118,681 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------    -------    --- ---- ------- -------- ------- ------ ------
XL CAPITAL                     CL A             G98255105    5,545     82,300    SH        SOLE            82,300      0      0
AMERICAN EXPRESS CO            COM              025816109    6,631    128,850    SH        SOLE            128,850     0      0
AMERICAN INTL GROUP INC        COM              026874107    6,516     95,500    SH        SOLE            95,500      0      0
ARCH COAL INC                  COM              039380100      557      7,000    SH        SOLE            7,000       0      0
BANK OF AMERICA CORPORATION    COM              060505104    5,649    122,400    SH        SOLE            122,400     0      0
BANK NEW YORK INC              COM              064057102    4,618    145,000    SH        SOLE            145,000     0      0
CITIGROUP INC.                 COM              172967101    7,231    149,000    SH        SOLE            149,000     0      0
COMERICA INC                   COM              200340107    5,960    105,000    SH        SOLE            105,000     0      0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    1,568    110,000    SH        SOLE            110,000     0      0
MASSEY ENERGY CO               COM              576206106    3,333     88,000    SH        SOLE            88,000      0      0
MORGAN STANLEY                 COM              617446448      851     15,000    SH        SOLE            15,000      0      0
NATIONAL CITY CORP             COM              635405103    1,846     55,000    SH        SOLE            55,000      0      0
NOKIA CORP                     ADR              654902204    1,464     80,000    SH        SOLE            80,000      0      0
NORTH FORK BANCORPORATION NY   COM              659424105    4,378    160,000    SH        SOLE            160,000     0      0
NOVASTAR FINL INC              COM              669947400    5,566    198,000    SH        SOLE            198,000     0      0
REPUBLIC AWYS HLDGS            COM              760276105    2,280    150,000    SH        SOLE            150,0000    0      0
SCHWAB (CHARLES) CORP          COM              808513105    4,768    325,000    SH        SOLE            325,000     0      0
SONUS NETWORKS INC             COM              835916107    1,650    443,600    SH        SOLE            443,600     0      0
SYMANTEC CORP                  COM              871503108    1,750    100,000    SH        SOLE            100,000     0      0
AAMES INVT CORP MD             COM              00253G108   12,151  1,881,000    SH        SOLE            1,881,000   0      0
AMERICAN HOME MTG INVT         COM              02660R107    1,466     45,000    SH        SOLE            45,000      0      0
AMERICREDIT CORP               COM              03060R101    3,587    139,960    SH        SOLE            139,960     0      0
CONSOL ENERGY INC              COM              20854P109      391      6,000    SH        SOLE            6,000       0      0
ECC CAPITAL CORP               COM              26826M108    7,462  3,301,800    SH        SOLE            3,301,800   0      0
GENESIS MICROCHIP INC DEL      COM              37184C103    1,793     99,100    SH        SOLE            99,100      0      0
INPHONIC INC                   COM              45772G105    1,689    194,306    SH        SOLE            194,306     0      0
JER INVT TR INC                COM              46614H301    4,238    250,000    SH        SOLE            250,000     0      0
MORTGAGEIT HLDGS INC           COM              61915Q108    4,405    322,500    SH        SOLE            322,500     0      0
NEW CENTURY FINANCIAL CORP M   COM              6435EV108    1,082     30,000    SH        SOLE            30,0000     0      0
SVB FINL GROUP                 COM              78486Q101    1,171     25,000    SH        SOLE            25,000      0      0
ST PAUL TRAVELERS INC          COM              792860108      804     18,000    SH        SOLE            18,000      0      0
VALERO ENERGY CORP             COM              91913Y100      516     10,000    SH        SOLE            10,000      0      0
WALTER INDS INC                COM              93317Q105    4,748     95,504    SH        SOLE            95,504      0      0
QUANTA CAPITAL HLDGS           SHS              G7313F106    1,017    199,500    SH        SOLE            199,5000    0      0